Insurance claims (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of claims and benefits paid [Abstract]
Schedule of Insurance Claims

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
Insurance claims comprise:	£m	£m	£m

Life insurance and investment contracts
Claims and surrenders	(4,465)	(3,647)	(4,023)
Change in insurance and participating investment contracts	(4,395)	3,000	(7,590)
Change in non-participating investment contracts	(2,642)	1,574	(3,512)
	(11,502)	927	(15,125)
Reinsurers' share	181	167	251
	(11,321)	1,094	(14,874)
Change in unallocated surplus	(20)	85	(28)
Total life insurance and investment contracts	(11,341)	1,179	(14,902)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(148)	(156)	(162)
Total insurance claims	(11,489)	1,023	(15,064)